Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2018
Summary of Stock-Based Compensation Plan

The following is a roll-forward of MHFG Stock Plan for the fiscal year ended March 31, 2018:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	10,819,000	1
Exercised during fiscal year	3,603,000	1

Outstanding at end of fiscal year	7,216,000	1	15.36	1,374

Exercisable at end of fiscal year	—	—	—	—

Activities Related to Performance-based Stock Compensation

The following table presents activities related to the performance-based stock compensation for the fiscal year ended March 31, 2018:

	Number of shares	Weighted-average grant-date fair value
		(per share in yen)
Outstanding as of March 31, 2017	9,000,000	158.68
Granted during fiscal year	8,130,000	196.94
Vested during fiscal year	3,810,594	158.68
Forfeited during fiscal year	—	—
Outstanding as of March 31, 2018	13,319,406	182.04